Equity Incentive Schemes and Stock Compensation Charges	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Schemes and Stock Compensation Charges	Equity Incentive Schemes and Stock Compensation Charges
Share Options

    On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the "2008 Employee Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any employee, or any Director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the "2008 Consultants Plan"), pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any consultant, adviser or non-executive Director retained by the Company or any Subsidiary for the purchase of ordinary shares.
    On February 14, 2017 both the 2008 Employee Plan and the 2008 Consultants Plan (together the "2008 Option Plans") were amended and restated in order to increase the number of options that can be issued under the 2008 Consultants Plan from 0.4 million to 1.0 million and to extend the date for options to be granted under the 2008 Option Plans.

    An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 1.0 million shares applies. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 0.4 million ordinary shares. There is no individual limit under the 2008 Consultants Plan. No options may be granted under the 2008 Option Plans after February 14, 2027.

    Each option granted under the 2008 Option Plans will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.
    On January 17, 2003 the Company adopted the Share Option Plan 2003 (the "2003 Share Option Plan") pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares. An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and in no event could the number of ordinary shares issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 0.4 million ordinary shares. The 2003 Share Option Plan expired on January 17, 2013. No new options may be granted under this plan.
    Share option awards are granted with an exercise price equal to the market price of the Company's shares at date of grant. Prior to 2018, share options typically vest over a period of five years from date of grant and expire eight years from date of grant. Share options granted to non-executive directors during 2018 vest over 12 months and expire eight years from the date of grant.

    The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	Options Granted Under Plans	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2017	1,171,393	$56.02	$17.15
Granted	167,557	$118.90	$36.84
Exercised	(408,699)	$41.12	$13.55
Canceled	(9,505)	$32.35	$11.39
Outstanding at December 31, 2018	920,746	$74.32	$22.39
Granted	97,112	$140.13	$43.43
Exercised	(329,870)	$65.54	$19.78
Canceled/expired	(31,881)	$88.12	$26.77
Outstanding at December 31, 2019	656,107	$87.80	$26.60
Granted	107,737	$159.83	$42.43
Exercised	(193,417)	$68.19	$20.91
Canceled/expired	(16,681)	$92.21	$27.93
Outstanding at December 31, 2020	553,746	$108.53	$31.63
Vested and exercisable at December 31, 2020	224,845	$83.13	$24.90

    The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2020, was 4.86 years and 3.60 years respectively (2019: 4.76 years and 3.64 years respectively). 157,797 options are expected to vest during the year ended December 31, 2021 (186,479 options were expected to vest during the year ended December 31, 2020).

    The intrinsic value of options exercised during the year ended December 31, 2020 amounted to $21.3 million. The intrinsic value of options outstanding and options exercisable at December 31, 2020 amounted to $47.9 million and $25.1 million respectively. Intrinsic value is calculated based on the market value versus strike price of the Company's shares at the date of exercise and at the year end.
    Non-vested shares outstanding as at December 31, 2020 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value
Non-vested outstanding at December 31, 2019	358,030	$103.68	$31.28

Granted	107,737	159.83	42.43
Vested	(124,605)	92.25	27.51
Forfeited	(12,261)	117.41	34.50

Non-vested outstanding at December 31, 2020	328,901	$125.89	$36.24

Outstanding and exercisable share options:

    The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2020:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$32.37	2,500	0.33		2,500
$37.90	920	0.92		920
$40.83	21,360	1.39		21,360
$47.03	479	1.16		479
$48.67	1,027	1.20		1,027
$65.60	29,381	3.38		19,528
$66.47	2,621	2.38		2,621
$68.39	24,508	2.18		24,508
$71.95	73,193	3.17		59,284
$83.47	58,159	4.17		10,671
$90.03	45,154	4.38		27,698
$115.11	68,016	5.17		8,866
$125.74	39,664	5.38		36,885
$137.47	6,045	6.37		895
$140.38	75,061	6.17		7,603
$159.33	98,128	7.17		—
$166.51	7,530	7.47		—

$32.37-$166.51	553,746	4.86	$108.53	224,845	$83.13

    Options outstanding include both vested and unvested options as at December 31, 2020. Options exercisable represent options which have vested at December 31, 2020. From the date of grant, substantially all options vest over a five year period at 20% per annum.
Fair value of Stock Options Assumptions

    The weighted average fair value of options granted during the years ended December 31, 2020, December 31, 2019 and December 31, 2018 was calculated using the Black-Scholes option pricing model. The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018
Weighted average fair value	$42.43	$43.43	$36.84

Assumptions:
Expected volatility	30%	30%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	0.57%	2.55%	2.76%
Expected life	5.0 years	5.0 years	5.0 years

    Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

    On April 23, 2013 the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the "2013 RSU Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015 the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Accordingly, an aggregate of 4.1 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company.
    On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or non-executive Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to non-executive directors during 2019 and 2020 vest over twelve months.

    The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the year ended December 31, 2020:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	175,989	$110.79	1.04	389,900	$119.07	1.43

Granted	57,184	$165.30		137,572	$168.03
Shares vested	(63,516)	$83.92		(144,747)	$98.47
Forfeited	(10,016)	$134.27		(41,301)	$133.63

Outstanding at December 31, 2020	159,641	$137.64	1.14	341,424	$145.77	1.41

    The fair value of RSUs vested for the year ended December 31, 2020 totaled $14.3 million (2019: $16.5 million.The share price range for the year was $83.47 - $156.21 (2019: $65.60 - $147.55).
    The fair value of PSUs vested for the year ended December 31, 2020 totaled $5.3 million (2019: $8.5 million). The share price range for the year was $83.47 - $90.03 (2019: $65.60 - $71.95).

    The PSUs vest based on service and specified EPS targets over the period 2018 – 2020, 2019 – 2021 and 2020 – 2022. Depending on the actual amount of EPS from 2018 to 2022, up to an additional 71,939 PSUs may also be granted.

Non-cash stock compensation expense

    Income from operations for the year ended December 31, 2020 is stated after charging $26.3 million in respect of non-cash stock compensation expense. Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Direct costs	$8,557	$14,777	$17,408
Selling, general and administrative	17,714	12,042	14,186
Total compensation costs	$26,271	$26,819	$31,594

    Total non-cash stock compensation expense not yet recognized at December 31, 2020 amounted to $45.9 million. The weighted average period over which this is expected to be recognized is 2.12 years.

    The income tax expense for the year ended December 31, 2020 reflects a net income tax benefit of $6.9 million in connection with stock compensation (including excess tax benefits) and the total tax benefit in connection with stock options exercised during 2020 was $2.5 million. The income tax expense for the year ended December 31, 2019 reflects a net income tax benefit of $8.2 million in connection with stock compensation (including excess tax benefits) and the total tax benefit in connection with stock options exercised during 2019 was $1.9 million. The income tax expense for the year ended December 31, 2018 reflects a net income tax benefit of $12.7 million in connection with stock compensation (including excess tax benefits) and the total tax benefit realized in connection with stock options exercised during 2018 was $3.6 million.